Operating Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Leases Of Lessee Disclosures [Abstract]
Rent expense	$ 367,314	$ 422,773	$ 198,918